Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) In Millions, unless otherwise specified				12 Months Ended																			12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Banks Fixed Rate USD ($)	Mar. 31, 2011 Banks Fixed Rate JPY (¥)	Mar. 31, 2010 Banks Fixed Rate JPY (¥)	Mar. 31, 2011 Banks Floating Rate USD ($)	Mar. 31, 2011 Banks Floating Rate JPY (¥)	Mar. 31, 2010 Banks Floating Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Fixed Rate USD ($)	Mar. 31, 2011 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2010 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Floating Rate USD ($)	Mar. 31, 2011 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2010 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2011 Unsecured Bonds USD ($)	Mar. 31, 2011 Unsecured Bonds JPY (¥)	Mar. 31, 2010 Unsecured Bonds JPY (¥)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights	Mar. 31, 2010 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2010 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Unsecured Notes Under Medium Term Note Program USD ($)	Mar. 31, 2011 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2010 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2011 Payables Under Securitized Lease Receivables USD ($)	Mar. 31, 2011 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2010 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2011 Payables Under Securitized Loan Receivables And Investment In Securities USD ($)	Mar. 31, 2011 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)	Mar. 31, 2010 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)
Debt Instrument [Line Items]
Minimum maturity date				2012	2012	2011	2012	2012	2011	2012	2012	2011	2012	2012	2011	2012	2012	2011								2012	2012	2011	2012	2012	2011	2012	2012	2011
Maximum maturity date				2025	2025	2025	2026	2026	2025	2018	2018	2018	2028	2028	2028	2021	2021	2019								2018	2018	2018	2016	2016	2016	2039	2039	2026
Maturity date																			2014	2014			2023	2023
Long-Term Debt	$ 54,495	¥ 4,531,268	¥ 3,836,270	$ 2,897	¥ 240,904	¥ 293,479	$ 15,200	¥ 1,263,844	¥ 1,406,442	$ 3,909	¥ 325,006	¥ 372,556	$ 2,806	¥ 233,345	¥ 241,900	$ 14,162	¥ 1,177,582	¥ 1,028,994		¥ 149,987	$ 1,804	¥ 149,974	¥ 34,233	¥ 36,378	$ 412	$ 1,061	¥ 88,190	¥ 104,310	$ 2,054	¥ 170,820	¥ 101,860	$ 10,190	¥ 847,370	¥ 100,364
Weighted average rate	2.10%	2.10%	1.50%	2.80%	2.80%	2.60%	1.30%	1.30%	1.20%	1.80%	1.80%	1.70%	1.10%	1.10%	1.10%	1.90%	1.90%	1.80%		1.00%	1.00%	1.00%		0.00%	0.00%	1.90%	1.90%	1.60%	1.50%	1.50%	1.80%	4.30%	4.30%	0.90%